FORUM FUNDS
THREE CANAL PLAZA, SUITE 600
PORTLAND, MAINE 04101

February 18, 2015

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Forum Funds (“Registrant”)
File Nos. 002-67052/811-03023
Filing Pursuant to Rule 497(e)

Ladies and Gentlemen:

Enclosed for filing pursuant to Rule 497(e) of the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement dated January 30, 2015 to the Prospectus dated December 24, 2014, for the Exceed Structured Shield Index Strategy Fund, Exceed Structured Hedged Index Strategy Fund and Exceed Structured Enhanced Index Strategy Fund, each a series of the Registrant, as filed pursuant to Rule 497(e) under the 1933 Act on January 30, 2015 (accession number 0001435109-15-000068).

If you have any questions or comments concerning the foregoing, please contact me at (207) 347-2076 or by email at zac.tackett@atlanticfundservices.com.

Sincerely,

/s/ Zachary R. Tackett
Zachary R. Tackett, Esq.
Vice President and Secretary to the Registrant

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